Virtus Duff & Phelps International Equity Fund
Virtus Duff & Phelps International Equity Fund

Virtus Duff & Phelps International Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated December 29, 2017 to the Summary Prospectuses dated April 10, 2017,

and the Virtus Opportunities Trust Statutory Prospectus,

dated April 10, 2017, each as supplemented

Important Notice to Investors

Effective January 1, 2018, under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps International Equity Fund		Class A	Class C	Class I	Class T
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		1.93%	1.93%	1.93%	1.93%	[1]
Total Annual Fund Operating Expenses		3.03%	3.78%	2.78%	3.03%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.76%)	(1.76%)	(1.76%)	(1.76%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.27%	2.02%	1.02%	1.27%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 2.02% for Class C Shares, 1.02% for Class I Shares and 1.27% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Duff & Phelps International Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	697	1,301	1,929	3,611
Class C	Sold	305	993	1,800	3,907
Class I	Sold	104	695	1,313	2,981
Class T	Sold	376	1,001	1,651	3,391

Expense Example, No Redemption - Virtus Duff & Phelps International Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	697	1,301	1,929	3,611
Class C	Held	205	993	1,800	3,907
Class I	Held	104	695	1,313	2,981
Class T	Held	376	1,001	1,651	3,391